Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) - Parent Company	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum	1.81%	1.13%	1.31%
Risk-free interest rate, maximum	2.08%	1.47%	1.36%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	35.99%	38.91%	40.04%
Expected volatility range, maximum	38.41%	40.09%	40.57%
Weighted average expected volatility	38.39%	39.37%	40.21%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	4 years 11 months 26 days	5 years 9 months	5 years 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	6 years 4 days	5 years 11 months 1 day	5 years 1 month 16 days